Cover Page	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	F-4/A
Amendment Flag	true
Entity Registrant Name	Enerflex Ltd.
Entity Central Index Key	0001904856
Entity Emerging Growth Company	false
Amendment Description	AMENDMENT NO. 3